Changes in Statements of Stockholders' Equity (Deficiency) - USD ($)	Total	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2012	$ 826,049	$ 0	$ 0	$ 12,915	$ 2,577,136	$ (1,764,002)
Balance (in shares) at Dec. 31, 2012		0	0	12,915,343
Stock-based compensation	16,207	$ 0	$ 0	$ 0	16,207	0
Debt discounts - notes	785			0	785	0
Deferred offering costs		0	0
Net Loss	(872,641)	0	0	0	0	(872,641)
Balance at Dec. 31, 2013	(29,600)	$ 0	$ 0	$ 12,915	2,594,128	(2,636,643)
Balance (in shares) at Dec. 31, 2013		0	0	12,915,343
Stock-based compensation	305,018	$ 0	$ 0	$ 0	305,018	0
Deferred offering costs	(86,129)	0	0	0	(86,129)	0
Conversion of convertible notes into Series B Preferred Stock	210,000	$ 0	$ 210	$ 0	209,790	0
Conversion of convertible notes into Series B Preferred Stock (in shares)		0	210,000	0
Issuance of Series B Preferred Stock	2,489,999	$ 0	$ 5,190	$ 0	2,484,809	0
Issuance of Series B Preferred Stock (in shares)		0	5,190,000	0
Net Loss	(1,819,684)	$ 0	$ 0	$ 0	0	(1,819,684)
Balance at Dec. 31, 2014	1,069,604	$ 0	$ 5,400	$ 12,915	$ 5,507,616	$ (4,456,327)
Balance (in shares) at Dec. 31, 2014		0	5,400,000	12,915,343
Net Loss	(781,265)
Balance at Mar. 31, 2015	$ 12,663,179